Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

June 28, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Flexible Premium Variable Annuity S
Separate Account VA HH
Transamerica Life Insurance Company
(File No. 333-173285)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the supplement and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at

(319) 355-8330.

Sincerely,

Shane E. Daly

Assistant General Counsel

Transamerica Capital Management

cc:	Frederick R. Bellamy, Esq.